NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
15.	NET INCOME (LOSS) PER SHARE

The calculation of the net income (loss) per share is as follows:

	For the years ended December 31,
	2015	2016	2017

Numerator:
Net income (loss) attributable to AirMedia Group Inc.'s ordinary shareholders	$149,647	$(65,625)	$(156,476)
- Continuing operations	(70,651)	(65,625)	(156,476)
- Discontinued operations	220,298	-	-

Denominator:
Weighted average ordinary shares outstanding used in computing net income (loss) per ordinary share
- basic	121,740,194	125,277,056	125,629,779
- diluted	129,372,158	125,277,056	125,629,779
Weighted average shares used in calculating income (loss) per ordinary shares
Basic
Continuing operations	121,740,194	125,277,056	125,629,779
Discontinued operations	121,740,194	-	-
Diluted
Continuing operations (i)	121,740,194	125,277,056	125,629,779
Discontinued operations (ii)	129,372,158	-	-

Net (loss) income per ordinary share
-basic	$1.23	$(0.52)	$(1.25)
-diluted	1.16	(0.52)	(1.25)
Net (loss) income per ordinary share from continuing operations
-basic	$(0.58)	$(0.52)	$(1.25)
-diluted	(0.58)	(0.52)	(1.25)
Net income per ordinary share from discontinued operations
-basic	$1.81	$-	$-
-diluted	1.70	-	-

(i)
The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2015, 2016 and 2017, respectively, as the effect would be anti-dilutive.

(ii)
An incremental weighted average number of 7,631,964, nil and nil ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2015, 2016 and 2017, respectively.